Quarterly Holdings Report
for
Fidelity® Tax-Free Bond Fund
April 30, 2022
SFB-NPRT1-0622
1.800354.118
Municipal Bonds - 96.8%
	Principal Amount (a)	Value ($)
Alabama - 1.8%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	1,800,000	1,974,969
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/33	285,000	289,502
4% 12/1/35	930,000	937,507
4% 12/1/37	1,250,000	1,256,403
4% 12/1/38	240,000	240,842
4% 12/1/39	1,700,000	1,703,253
4% 12/1/41	4,070,000	4,062,240
4% 12/1/44	2,400,000	2,370,741
4% 12/1/49	560,000	548,307
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	24,380,000	24,847,113
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/26	60,000	63,984
5% 3/1/27	115,000	122,284
5% 3/1/28	125,000	132,560
5% 3/1/29	105,000	111,130
5% 3/1/30	125,000	132,041
5% 3/1/36	2,450,000	2,572,442
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	1,335,000	1,380,394
4% 6/1/30	1,010,000	1,040,239
4% 6/1/31	875,000	897,222
Bonds (Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	21,345,000	21,628,193
TOTAL ALABAMA		66,311,366
Alaska - 0.2%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/31	4,340,000	4,647,999
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	1,685,000	1,795,909
5% 10/1/33	2,200,000	2,341,863
TOTAL ALASKA		8,785,771
Arizona - 2.1%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/26	1,100,000	1,197,246
5% 6/1/27	500,000	551,654
5% 6/1/29	1,725,000	1,918,986
5% 6/1/30	1,470,000	1,630,499
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 1.458%, tender 1/1/37 (b)(c)	1,000,000	932,115
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
4% 2/1/38	1,500,000	1,507,684
4% 2/1/39	1,500,000	1,504,725
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A:
4% 9/1/37	410,000	413,431
4% 9/1/38	445,000	447,943
4% 9/1/39	400,000	401,952
4% 9/1/40	435,000	436,415
4% 9/1/46	1,000,000	981,428
5% 9/1/31	195,000	221,461
5% 9/1/32	300,000	340,017
5% 9/1/33	415,000	469,446
5% 9/1/34	350,000	395,352
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	1,090,000	1,032,612
5% 5/1/43	1,000,000	914,303
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/32	1,220,000	1,405,742
5% 7/1/34	1,250,000	1,434,845
5% 7/1/35	1,000,000	1,146,255
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	155,000	149,169
5% 7/1/48	200,000	183,865
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,000,000	2,181,627
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	1,735,000	1,436,571
6% 1/1/48 (d)	3,485,000	2,717,273
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/29	1,150,000	1,277,798
5% 7/1/30	1,500,000	1,662,876
5% 7/1/31	800,000	886,867
5% 7/1/32	3,250,000	3,604,551
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	3,170,000	3,324,941
Series 2017 B:
5% 7/1/30	4,000,000	4,401,030
5% 7/1/34	2,000,000	2,182,834
5% 7/1/35	2,000,000	2,175,971
Series 2019 A, 5% 7/1/44	5,615,000	6,098,592
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/30	1,100,000	1,229,960
5% 7/1/32	355,000	395,123
5% 7/1/36	595,000	658,807
5% 7/1/37	520,000	575,221
5% 7/1/38	830,000	911,220
5% 7/1/45	7,200,000	7,791,846
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	6,159,179
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/49	1,125,000	1,183,656
5% 7/1/54	3,530,000	3,702,898
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.25% 12/1/23	2,500,000	2,588,432
TOTAL ARIZONA		76,764,418
California - 3.0%
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	35,000	35,086
5.5% 4/1/30	5,000	5,013
Series 2021, 5% 9/1/32	6,055,000	7,020,492
Series 2022, 5% 4/1/35	2,770,000	3,212,239
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	1,811,267	1,811,169
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/35	2,140,000	2,278,393
5% 5/15/38	3,000,000	3,181,565
5% 5/15/43	4,000,000	4,204,448
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (d)	340,000	293,112
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	280,000	215,821
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/29 (e)	1,250,000	1,389,328
5% 8/1/32 (e)	2,320,000	2,610,268
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/25	1,000,000	1,057,565
5% 5/15/26	1,000,000	1,071,270
5% 5/15/27	1,000,000	1,070,721
5% 5/15/28	1,000,000	1,069,938
5% 5/15/32	1,250,000	1,330,107
5% 5/15/33	1,500,000	1,592,633
5% 5/15/40	1,000,000	1,056,341
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	2,275,000	2,190,219
Carlsbad Unified School District Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	1,450,000	1,551,474
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29 (e)	1,905,000	2,041,728
4% 8/1/32 (e)	1,165,000	1,246,491
4% 8/1/33 (e)	1,510,000	1,605,772
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	909,086
Series B:
0% 8/1/33	4,350,000	2,915,276
0% 8/1/37	8,000,000	4,492,786
0% 8/1/38	4,225,000	2,261,163
0% 8/1/39	7,220,000	3,677,819
0% 8/1/41	4,900,000	2,254,893
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/27	1,050,000	1,112,133
5% 9/1/30	1,370,000	1,434,295
Riverside Swr. Rev. Series 2015 A, 5% 8/1/31	1,630,000	1,736,788
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,379,045
Sacramento County Arpt. Sys. Rev. Series 2016 B, 5% 7/1/41	1,770,000	1,885,031
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	1,887,210
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	840,326
0% 7/1/37	5,105,000	2,884,586
Series 2008 E, 0% 7/1/47 (f)	2,600,000	1,923,497
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 B, 5% 5/1/49	2,930,000	3,157,729
Series 2022 B, 5% 5/1/52	15,830,000	17,452,615
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,700,000	1,266,959
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,540,485
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/27	1,000,000	1,075,024
5% 6/1/28	1,510,000	1,635,240
5% 6/1/29	1,000,000	1,090,379
Univ. of California Revs. Series 2017 AV, 5% 5/15/36	1,610,000	1,759,448
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,119,533
TOTAL CALIFORNIA		105,832,539
Colorado - 0.6%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	1,450,000	1,552,768
5% 10/1/43	5,810,000	6,170,781
Colorado Health Facilities Auth.:
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/23	270,000	278,860
5% 9/1/24	225,000	236,954
5% 9/1/25	260,000	278,962
5% 9/1/28	2,200,000	2,423,674
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,700,000	3,937,540
Series 2019 A, 4% 11/1/39	2,980,000	2,913,858
Series 2019 A2, 4% 8/1/49	2,900,000	2,744,363
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	985,000	1,012,599
TOTAL COLORADO		21,550,359
Connecticut - 2.6%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	1,550,000	1,646,086
Series 2016 E, 5% 10/15/29	2,930,000	3,192,004
Series 2018 F, 5% 9/15/27	1,000,000	1,112,768
Series 2020 A:
4% 1/15/33	8,435,000	8,870,486
4% 1/15/34	7,005,000	7,306,289
5% 1/15/40	2,765,000	3,065,690
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/34	1,050,000	1,132,460
5% 7/1/35	1,200,000	1,291,946
5% 7/1/36	400,000	430,332
5% 7/1/37	1,555,000	1,671,733
5% 7/1/42	3,780,000	4,041,394
Bonds Series 2020 B:
5%, tender 1/1/25 (b)	4,450,000	4,716,283
5%, tender 1/1/27 (b)	4,710,000	5,158,070
Series 2016 K, 4% 7/1/46	4,465,000	4,199,859
Series 2019 A:
5% 7/1/34 (d)	1,325,000	1,258,791
5% 7/1/49 (d)	2,040,000	1,790,960
Series 2020 A, 4% 7/1/39	3,000,000	2,985,077
Series 2020 C, 4% 7/1/45	4,220,000	4,112,178
Series 2020 K:
5% 7/1/37	1,000,000	1,096,651
5% 7/1/38	1,500,000	1,640,012
5% 7/1/39	1,550,000	1,689,597
5% 7/1/44 (d)	1,295,000	1,392,995
Series 2022 M, 4% 7/1/37	3,500,000	3,394,846
Series G, 5% 7/1/50 (d)	1,100,000	1,175,213
Series K1:
5% 7/1/31	1,500,000	1,585,260
5% 7/1/35	1,280,000	1,344,283
Series N:
4% 7/1/39	1,235,000	1,168,718
4% 7/1/49	1,475,000	1,315,919
5% 7/1/32	550,000	581,137
5% 7/1/33	500,000	527,360
5% 7/1/34	250,000	263,188
Connecticut Hsg. Fin. Auth. Series 2019 B1, 4% 5/15/49	1,285,000	1,312,296
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	3,125,000	3,430,250
5% 5/1/35	2,325,000	2,547,573
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (d)	2,430,000	2,604,409
5% 4/1/39 (d)	3,125,000	3,311,572
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	570,000	611,442
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/25	1,020,000	1,100,562
5% 11/1/26	1,735,000	1,899,880
TOTAL CONNECTICUT		91,975,569
Delaware - 0.4%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	13,000,000	13,706,774
District Of Columbia - 0.7%
District of Columbia Gen. Oblig. Series 2017 A, 5% 6/1/33	2,300,000	2,509,156
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	4,000,000	4,295,640
5% 7/15/30	6,495,000	6,963,241
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/33	1,250,000	1,382,913
5% 10/1/34	2,000,000	2,210,146
5% 10/1/36	2,000,000	2,193,754
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	4,545,000	4,969,778
TOTAL DISTRICT OF COLUMBIA		24,524,628
Florida - 6.4%
Brevard County Health Facilities Auth. Rev. Series 2023 A, 5% 4/1/32 (e)	2,350,000	2,513,216
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/27	1,700,000	1,789,247
Series 2015 C, 5% 7/1/27	1,455,000	1,560,453
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,595,000	1,724,687
Series 2015 A, 5% 7/1/26	3,635,000	3,882,476
Series 2016, 5% 7/1/32	1,020,000	1,095,479
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/29	1,650,000	1,769,081
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
4% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	4,250,000	4,442,217
4% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	4,120,000	4,283,661
4% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	4,575,000	4,727,097
4% 7/1/38 (Assured Guaranty Muni. Corp. Insured)	2,860,000	2,938,230
4% 7/1/39 (Assured Guaranty Muni. Corp. Insured)	2,305,000	2,363,616
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,380,000	6,820,357
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,390,000	2,237,284
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019, 5% 3/1/49	4,800,000	4,805,167
Series 2019, 5% 10/1/27	650,000	694,699
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	4,095,000	4,170,536
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,600,000	2,721,476
Series 2015 C, 5% 10/1/35	2,000,000	2,080,387
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A, 5% 10/1/28	400,000	448,096
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	985,000	1,073,295
5% 10/1/31	1,075,000	1,169,035
Series 2015 B, 5% 10/1/29	1,250,000	1,344,058
Gainesville Utils. Sys. Rev. Series 2017 A:
5% 10/1/30	2,810,000	3,128,832
5% 10/1/35	5,000,000	5,532,842
Halifax Hosp. Med. Ctr. Rev. Series 2015:
4% 6/1/27 (Pre-Refunded to 6/1/25 @ 100)	585,000	609,905
5% 6/1/24	835,000	875,745
5% 6/1/28 (Pre-Refunded to 6/1/25 @ 100)	655,000	702,152
Hillsborough County Aviation Auth. Rev. Series 2018 F, 5% 10/1/48	2,500,000	2,691,628
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	8,000,000	8,557,190
Jacksonville Health Care Facilities (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	2,000,000	2,186,770
5% 8/15/34	2,750,000	3,006,991
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	1,530,000	1,591,560
Miami-Dade County Aviation Rev.:
Series 2014 A, 5% 10/1/37	8,500,000	8,850,783
Series 2014 B, 5% 10/1/34	2,225,000	2,322,085
Series 2016 A, 5% 10/1/41	8,500,000	9,083,403
Series 2020 A:
4% 10/1/35	1,600,000	1,617,856
4% 10/1/41	1,200,000	1,197,721
5% 10/1/31	2,140,000	2,405,631
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,316,441
Series 2014 A:
5% 7/1/25	1,430,000	1,504,454
5% 7/1/27	1,000,000	1,050,555
5% 7/1/28	2,225,000	2,334,130
5% 7/1/29	1,010,000	1,058,234
5% 7/1/44	18,800,000	19,549,054
Series 2014 B, 5% 7/1/30	2,500,000	2,616,708
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	12,370,000	13,110,314
Series 2015 B, 5% 5/1/27	2,980,000	3,166,271
Series 2016 A, 5% 5/1/32	10,000,000	10,712,164
Series 2016 B, 5% 8/1/26	4,505,000	4,926,292
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/22	765,000	769,434
Palm Beach County School Board Ctfs. of Prtn.:
Series 2015 D, 5% 8/1/28	1,980,000	2,112,887
Series 2018 A, 5% 8/1/24	760,000	799,245
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	200,000	207,618
5% 7/1/39	400,000	410,626
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,589,123
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	500,000	544,002
5% 10/1/28	4,000,000	4,342,707
5% 10/1/30	2,000,000	2,162,078
5% 10/1/32	3,310,000	3,575,688
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/29	1,480,000	1,612,278
5% 8/15/32	3,920,000	4,244,551
5% 8/15/35	705,000	761,238
5% 8/15/37	5,000,000	5,391,317
5% 8/15/42	3,400,000	3,643,980
5% 8/15/47	5,200,000	5,536,990
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,425,000	1,530,885
5% 12/1/36	1,100,000	1,175,119
Series 2015 A, 5% 12/1/40	1,000,000	1,060,077
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	910,427
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	760,000	821,083
5% 10/15/49	1,420,000	1,524,168
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,160,000	1,251,340
5% 8/1/31 (Build America Mutual Assurance Insured)	2,215,000	2,385,322
TOTAL FLORIDA		227,721,744
Georgia - 3.3%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	1,520,000	1,676,885
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013 1st, 2.925%, tender 3/12/24 (b)	9,600,000	9,567,007
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	6,440,000	7,049,911
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	1,000,000	1,001,856
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/35	1,360,000	1,504,575
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/38	1,230,000	1,352,820
Series 2019:
4% 6/15/49	1,180,000	1,168,892
5% 6/15/52	4,315,000	4,733,672
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
4% 1/1/49	6,100,000	5,804,193
5% 1/1/30	415,000	460,348
5% 1/1/32	935,000	1,031,974
5% 1/1/34	1,920,000	2,112,473
5% 1/1/35	925,000	1,013,665
5% 1/1/36	1,140,000	1,248,072
5% 1/1/37	1,115,000	1,219,043
5% 1/1/38	1,150,000	1,255,535
5% 1/1/44	2,990,000	3,235,273
Series GG, 5% 1/1/23	1,600,000	1,633,045
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S, 5% 10/1/24	1,575,000	1,591,886
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	4,895,000	4,955,927
4% 7/1/39	2,500,000	2,510,708
4% 7/1/43	2,615,000	2,601,771
Main Street Natural Gas, Inc. Bonds:
Series 2019 B, 4%, tender 12/2/24 (b)	6,040,000	6,189,042
Series 2021 A, 4%, tender 9/1/27 (b)	23,000,000	23,621,122
Series 2021 C, 4%, tender 12/1/28 (b)	21,585,000	21,984,614
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/38	530,000	543,356
4% 4/1/40	1,400,000	1,430,194
5% 4/1/36	1,125,000	1,266,877
Series 2020 B:
5% 9/1/31	1,125,000	1,283,856
5% 9/1/33	2,500,000	2,841,692
TOTAL GEORGIA		117,890,284
Hawaii - 0.2%
Hawaii Gen. Oblig.:
Series 2017 FK, 5% 5/1/33	4,200,000	4,626,685
Series 2020 C:
4% 7/1/37	1,100,000	1,152,986
4% 7/1/38	1,250,000	1,307,954
TOTAL HAWAII		7,087,625
Idaho - 0.3%
Idaho Health Facilities Auth. Rev. Series 2015 ID:
5% 12/1/24	500,000	529,099
5.5% 12/1/26	1,200,000	1,292,585
5.5% 12/1/27	3,250,000	3,498,762
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/24	705,000	743,388
5% 7/15/25	705,000	758,008
5% 7/15/26	500,000	547,804
5% 7/15/27	1,765,000	1,965,845
Series 2019 A, 4% 1/1/50	485,000	494,283
TOTAL IDAHO		9,829,774
Illinois - 16.5%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	2,815,000	2,846,296
Series 2015 C, 5.25% 12/1/39	800,000	828,075
Series 2016 B, 6.5% 12/1/46	400,000	442,033
Series 2017 A, 7% 12/1/46 (d)	1,400,000	1,599,829
Series 2017 C:
5% 12/1/22	1,370,000	1,392,753
5% 12/1/24	1,840,000	1,924,482
5% 12/1/25	2,830,000	2,989,728
5% 12/1/26	500,000	530,267
Series 2017 D:
5% 12/1/24	1,805,000	1,887,875
5% 12/1/31	1,955,000	2,056,803
Series 2017 H, 5% 12/1/36	440,000	460,781
Series 2018 A:
5% 12/1/24	1,590,000	1,663,003
5% 12/1/29	4,445,000	4,712,737
5% 12/1/31	850,000	895,435
Series 2018 C, 5% 12/1/46	8,695,000	9,001,777
Series 2019 A:
5% 12/1/25	2,500,000	2,641,103
5% 12/1/26	2,100,000	2,227,121
5% 12/1/29	3,095,000	3,300,937
5% 12/1/30	4,045,000	4,298,901
5% 12/1/32	1,700,000	1,796,565
Chicago Gen. Oblig.:
Series 2020 A:
5% 1/1/26	1,660,000	1,749,687
5% 1/1/27	7,650,000	8,123,625
5% 1/1/29	3,860,000	4,126,354
5% 1/1/30	7,450,000	8,002,284
Series 2021 A, 5% 1/1/32	4,665,000	4,995,289
Chicago Midway Arpt. Rev. Series 2016 B:
4% 1/1/35	815,000	819,655
5% 1/1/36	4,500,000	4,778,040
5% 1/1/37	5,300,000	5,622,976
5% 1/1/41	6,000,000	6,345,821
5% 1/1/46	8,470,000	8,899,265
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D, 5% 1/1/27	5,175,000	5,259,516
Series 2016 B, 5% 1/1/34	2,835,000	3,018,952
Series 2016 C:
5% 1/1/32	4,750,000	5,084,585
5% 1/1/33	1,305,000	1,393,158
5% 1/1/34	1,510,000	1,607,978
Series 2016 D, 5% 1/1/52	7,075,000	7,471,288
Series 2017 B:
5% 1/1/34	1,515,000	1,628,078
5% 1/1/35	2,540,000	2,727,292
5% 1/1/36	1,650,000	1,770,420
5% 1/1/37	6,400,000	6,860,262
5% 1/1/38	2,250,000	2,409,323
5% 1/1/39	5,000,000	5,348,588
Series 2018 B:
5% 1/1/48	1,115,000	1,186,434
5% 1/1/53	1,125,000	1,194,879
Series 2020 A, 4% 1/1/37	6,680,000	6,847,884
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	12,000,000	12,576,844
Series 2017, 5% 12/1/46	1,900,000	2,035,071
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	980,000	982,789
5% 6/1/23	880,000	905,972
5% 6/1/24	1,495,000	1,563,310
5% 6/1/25	745,000	792,034
5% 6/1/26	1,595,000	1,720,643
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (Assured Guaranty Muni. Corp. Insured)	445,000	447,992
Cook County Gen. Oblig.:
Series 2012 C:
5% 11/15/24	3,500,000	3,555,578
5% 11/15/25 (Assured Guaranty Muni. Corp. Insured)	5,800,000	5,897,394
Series 2016 A, 5% 11/15/29	6,110,000	6,645,744
Grundy & Will Counties Cmnty. School Gen. Oblig. Series 2018, 5% 2/1/29	675,000	741,582
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/31	200,000	225,581
5% 10/1/32	290,000	326,076
5% 10/1/33	500,000	560,540
5% 10/1/35	300,000	335,515
5% 10/1/36	300,000	335,160
5% 10/1/37	350,000	390,267
5% 10/1/38	375,000	417,496
5% 10/1/39	645,000	716,545
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	2,360,000	2,499,946
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,480,000	1,498,019
5% 10/1/33	1,500,000	1,597,839
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	795,000	854,014
5% 7/15/27	1,300,000	1,444,592
5% 7/15/30	1,490,000	1,654,401
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	11,085,000	10,972,563
5% 5/15/43	10,000,000	10,829,387
(Presence Health Proj.) Series 2016 C:
5% 2/15/29	3,455,000	3,782,487
5% 2/15/36	2,390,000	2,570,015
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	490,000	511,123
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,200,000	1,269,773
Series 2013:
5% 11/15/24	1,115,000	1,133,963
5% 11/15/27	400,000	406,588
Series 2015 A:
5% 11/15/31	3,500,000	3,717,082
5% 11/15/45	9,750,000	10,231,443
Series 2015 C:
5% 8/15/35	3,340,000	3,526,760
5% 8/15/44	15,400,000	16,119,038
Series 2016 A:
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	1,850,000	2,031,633
5% 7/1/34 (Pre-Refunded to 7/1/26 @ 100)	1,000,000	1,098,180
5% 8/15/34 (Pre-Refunded to 8/15/26 @ 100)	1,800,000	1,962,166
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	1,530,000	1,680,215
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	1,015,000	1,116,628
Series 2016 B:
5% 8/15/30	3,000,000	3,264,756
5% 8/15/33	4,585,000	4,970,485
5% 8/15/34	2,415,000	2,616,924
Series 2016 C:
3.75% 2/15/34	725,000	716,619
4% 2/15/36	3,085,000	3,107,725
4% 2/15/41	9,155,000	9,176,728
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	420,000	443,715
5% 2/15/30	13,250,000	14,437,840
5% 2/15/31	2,080,000	2,256,804
5% 2/15/41	3,475,000	3,719,255
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	20,000	21,129
5% 12/1/29	1,030,000	1,105,397
5% 12/1/46	2,660,000	2,802,514
Series 2017 A, 5% 8/1/47	430,000	449,086
Series 2017:
5% 1/1/28	3,075,000	3,407,232
5% 7/1/28	2,745,000	3,037,757
5% 7/1/33	3,365,000	3,686,659
5% 7/1/34	2,765,000	3,026,773
5% 7/1/35	2,290,000	2,503,661
Series 2018 A:
4.25% 1/1/44 (Pre-Refunded to 1/1/28 @ 100)	1,895,000	2,053,354
5% 1/1/44 (Pre-Refunded to 1/1/28 @ 100)	11,470,000	12,877,894
Series 2019:
4% 9/1/37	400,000	385,270
4% 9/1/39	1,000,000	955,302
5% 9/1/30	190,000	204,550
5% 9/1/38	900,000	947,535
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/31	1,945,000	2,190,036
Series 2012 A:
4% 1/1/23	1,220,000	1,221,641
5% 1/1/33	1,700,000	1,704,178
Series 2012:
5% 3/1/23	1,500,000	1,505,498
5% 3/1/36	1,000,000	1,002,372
Series 2013 A, 5% 4/1/35	900,000	915,990
Series 2013, 5.5% 7/1/38	2,000,000	2,057,297
Series 2014:
5% 4/1/24	3,945,000	4,099,417
5% 2/1/25	2,245,000	2,319,880
5% 2/1/27	1,225,000	1,263,528
5% 4/1/28	580,000	598,987
5% 5/1/28	3,325,000	3,438,118
5% 5/1/32	1,400,000	1,436,497
5% 5/1/33	1,600,000	1,639,166
5.25% 2/1/29	3,000,000	3,100,041
5.25% 2/1/30	2,700,000	2,780,290
5.25% 2/1/31	1,305,000	1,342,074
Series 2016:
5% 2/1/23	880,000	897,142
5% 6/1/25	4,465,000	4,712,100
5% 2/1/26	1,000,000	1,063,723
5% 6/1/26	610,000	651,167
5% 2/1/27	3,745,000	4,022,296
5% 2/1/28	3,495,000	3,735,450
5% 2/1/29	3,285,000	3,492,602
Series 2017 A:
5% 12/1/23	1,100,000	1,137,935
5% 12/1/26	3,350,000	3,592,992
Series 2017 D, 5% 11/1/25	16,310,000	17,301,038
Series 2018 A:
5% 10/1/26	1,500,000	1,606,386
5% 10/1/28	3,500,000	3,792,782
Series 2019 B, 5% 9/1/24	3,105,000	3,245,785
Series 2020 B, 4% 10/1/32	5,355,000	5,361,504
Series 2021 A:
5% 3/1/32	105,000	113,630
5% 3/1/35	750,000	799,858
5% 3/1/36	600,000	639,119
5% 3/1/37	750,000	797,080
5% 3/1/46	3,000,000	3,139,262
Series 2021 B, 4% 12/1/34	3,555,000	3,455,461
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	7,470,000	7,328,496
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	4,850,956	4,402,805
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/29	10,000,000	10,674,351
5% 2/1/31	1,890,000	2,011,406
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/37	4,445,000	4,700,579
Series 2016 A:
5% 12/1/31	945,000	1,015,572
5% 12/1/32	6,700,000	7,193,105
Series 2019 A, 5% 1/1/44	1,125,000	1,236,031
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015:
5% 1/1/27	1,500,000	1,597,723
5% 1/1/28	2,780,000	2,952,246
Series 2017, 5% 1/1/29	1,030,000	1,149,198
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,875,000	11,619,362
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (Assured Guaranty Muni. Corp. Insured)	1,600,000	1,527,940
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	2,295,000	2,183,319
0% 1/15/24 (Escrowed to Maturity)	1,965,000	1,887,832
0% 1/15/25	4,440,000	4,075,530
0% 1/15/26	3,335,000	2,954,767
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	32,700,000	12,450,417
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	12,145,000	4,165,685
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	10,605,000	3,277,106
Series 2012 B, 0% 12/15/51	5,900,000	1,202,615
Series 2017 B:
5% 12/15/28	2,000,000	2,146,422
5% 12/15/32	900,000	952,182
Series 2020 A, 5% 6/15/50	23,245,000	24,114,293
Series 2022 A, 4% 12/15/42	5,725,000	5,372,124
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/24	1,635,000	1,703,978
Univ. of Illinois Rev.:
Series 2013:
6% 10/1/42	1,935,000	2,022,447
6.25% 10/1/38	1,900,000	1,993,919
Series 2018 A, 5% 4/1/29	3,940,000	4,326,897
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	3,175,000	2,778,725
TOTAL ILLINOIS		591,812,480
Indiana - 1.3%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	940,000	972,740
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/28	450,000	507,186
5% 11/1/29	1,400,000	1,593,987
5% 11/1/30	315,000	361,658
Indiana Fin. Auth. Rev.:
(Butler Univ. Proj.) Series 2019, 4% 2/1/44	2,595,000	2,527,492
Series 2015 A, 5.25% 2/1/32	2,940,000	3,167,527
Series 2015, 5% 3/1/36	4,500,000	4,780,192
Series 2016:
5% 9/1/27	1,850,000	2,014,793
5% 9/1/31	1,835,000	1,982,124
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/37	1,700,000	1,717,423
Series 2014 A, 5% 10/1/26	1,750,000	1,853,552
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	1,850,600
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (d)	1,760,000	1,545,664
Series 2021 B, 3% 7/1/50	1,240,000	1,221,683
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2017 A:
5% 1/1/32	4,000,000	4,408,096
5% 1/1/34	2,000,000	2,189,318
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	3,275,000	3,582,632
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/32	3,000,000	3,360,987
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/39	1,000,000	1,001,874
4% 4/1/46	2,240,000	2,185,528
5% 4/1/40	2,240,000	2,413,155
Series 2020:
4% 4/1/37	1,660,000	1,668,336
5% 4/1/29	1,030,000	1,138,398
TOTAL INDIANA		48,044,945
Iowa - 0.3%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	2,500,000	2,740,732
Series A:
5% 5/15/43	820,000	826,148
5% 5/15/48	1,435,000	1,434,901
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	2,800,000	2,573,822
Series 2021 B1, 4% 6/1/49	3,605,000	3,413,769
TOTAL IOWA		10,989,372
Kansas - 0.3%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/40	4,200,000	4,478,685
5% 9/1/45	5,125,000	5,444,960
TOTAL KANSAS		9,923,645
Kentucky - 3.6%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,200,000	1,273,715
Series 2019:
5% 2/1/28	50,000	55,275
5% 2/1/32	65,000	71,620
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	1,680,000	1,823,041
Kenton County Arpt. Board Arpt. Rev.:
Series 2016:
5% 1/1/24	800,000	832,668
5% 1/1/27	1,500,000	1,614,156
5% 1/1/33	1,300,000	1,398,098
Series 2019, 5% 1/1/44	2,245,000	2,426,398
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/33	1,000,000	1,091,118
5% 8/1/44	1,000,000	1,077,745
Series 2019 A2, 5% 8/1/49	2,500,000	2,677,275
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2015 A:
5% 6/1/25	50,000	53,157
5% 6/1/26	55,000	58,517
5% 6/1/27	55,000	58,422
5% 6/1/28	60,000	63,590
5% 6/1/29	65,000	68,785
5% 6/1/30	65,000	68,676
Series 2017 B:
5% 8/15/32	2,680,000	2,938,671
5% 8/15/33	1,325,000	1,450,854
5% 8/15/35	1,500,000	1,639,412
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/27	2,255,000	2,479,674
5% 5/1/29	1,865,000	2,062,935
5% 5/1/30	1,250,000	1,379,334
5% 5/1/31	535,000	592,195
5% 5/1/32	280,000	309,476
5% 5/1/33	630,000	693,367
5% 5/1/34	720,000	790,305
5% 5/1/35	425,000	462,640
5% 5/1/36	360,000	391,566
Series 2016 B, 5% 11/1/26	11,900,000	13,025,602
Series A:
4% 11/1/38	635,000	660,959
5% 11/1/27	5,245,000	5,812,938
5% 11/1/28	6,415,000	7,153,695
5% 11/1/29	3,840,000	4,271,588
5% 11/1/30	2,150,000	2,387,191
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	31,480,000	32,234,170
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	1,440,000	1,570,954
Series 2020 D, 5%, tender 10/1/29 (b)	1,730,000	1,933,633
Series 2013 A:
5.5% 10/1/33	1,275,000	1,326,491
5.75% 10/1/38	3,105,000	3,236,680
Series 2016 A:
5% 10/1/31	6,400,000	6,965,375
5% 10/1/32	7,745,000	8,419,143
5% 10/1/33	4,400,000	4,777,285
Series 2020 A:
4% 10/1/40	1,155,000	1,154,495
5% 10/1/37	2,875,000	3,213,794
TOTAL KENTUCKY		128,046,678
Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,700,000	1,836,933
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	445,000	477,247
5% 12/15/27	2,000,000	2,168,802
5% 12/15/29	1,200,000	1,294,953
TOTAL LOUISIANA		5,777,935
Maine - 1.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2016 A:
4% 7/1/41	1,185,000	1,165,621
4% 7/1/46	1,765,000	1,693,184
5% 7/1/41	480,000	506,606
5% 7/1/46	330,000	344,171
Series 2018 A:
5% 7/1/30	1,185,000	1,315,682
5% 7/1/31	1,100,000	1,222,181
5% 7/1/34	2,000,000	2,218,623
5% 7/1/35	2,745,000	3,045,239
5% 7/1/36	3,250,000	3,606,224
5% 7/1/37	3,000,000	3,327,839
5% 7/1/38	2,275,000	2,518,925
5% 7/1/43	4,500,000	4,940,134
Series 2018, 5% 7/1/48	4,235,000	4,658,583
Maine Tpk. Auth. Tpk. Rev.:
Series 2015, 5% 7/1/37	1,700,000	1,812,017
Series 2018:
5% 7/1/33	700,000	781,560
5% 7/1/34	1,000,000	1,115,260
5% 7/1/35	1,100,000	1,225,546
5% 7/1/36	2,000,000	2,226,346
TOTAL MAINE		37,723,741
Maryland - 1.0%
City of Westminster Series 2016, 5% 11/1/31	1,975,000	2,119,294
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	2,235,000	2,267,650
Series 2019 C, 3.5% 3/1/50	2,130,000	2,140,322
Maryland Dept. of Trans.:
Series 2022 A:
5% 12/1/24	915,000	974,848
5% 12/1/27	1,625,000	1,826,851
Series 2022 B:
5% 12/1/23 (e)	1,055,000	1,083,563
5% 12/1/26 (e)	1,745,000	1,888,928
Maryland Gen. Oblig. Series 2022 2D:
3% 8/1/27 (e)	5,510,000	5,621,031
4% 8/1/29 (e)	3,000,000	3,256,327
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	1,655,000	1,821,622
Series 2015, 5% 7/1/40	2,000,000	2,115,784
Series 2016 A:
4% 7/1/42	780,000	781,393
5% 7/1/35	2,055,000	2,185,658
5% 7/1/38	1,125,000	1,193,993
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A:
4% 6/1/37	2,375,000	2,444,346
4% 6/1/38	2,600,000	2,670,439
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/41	2,750,000	3,098,688
TOTAL MARYLAND		37,490,737
Massachusetts - 2.3%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,015,000	1,072,623
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	10,000,000	10,142,673
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,165,000	1,248,292
5% 10/1/33	1,355,000	1,446,817
Series 2015 D, 5% 7/1/44	2,575,000	2,684,579
Series 2016 A, 5% 1/1/47	7,000,000	7,342,958
Series 2019, 5% 9/1/59	13,125,000	14,201,877
Series 2020 A, 4% 7/1/45	10,370,000	9,824,477
Series A, 4% 6/1/49	6,745,000	6,670,680
Series BB1, 5% 10/1/46	4,230,000	4,574,494
Series J2, 5% 7/1/53	2,500,000	2,678,875
Series M:
4% 10/1/50	10,565,000	9,825,196
5% 10/1/45	7,960,000	8,440,130
Massachusetts Gen. Oblig. Series 2017 A, 5% 4/1/36	1,280,000	1,397,842
TOTAL MASSACHUSETTS		81,551,513
Michigan - 1.9%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	1,035,000	1,079,991
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	1,950,000	2,009,104
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	1,500,000	1,639,700
5% 7/1/48	6,500,000	7,096,928
Jackson County Series 2019:
4% 5/1/32 (Build America Mutual Assurance Insured)	2,170,000	2,273,276
4% 5/1/33 (Build America Mutual Assurance Insured)	2,235,000	2,336,878
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	1,445,000	1,553,252
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	10,000	10,937
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2015 I, 5% 4/15/28	2,000,000	2,158,889
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	1,845,000	2,041,148
(Trinity Health Proj.) Series 2017, 5% 12/1/42	1,035,000	1,117,741
Series 2012:
5% 11/15/36	1,300,000	1,318,346
5% 11/15/42	2,950,000	2,989,582
Series 2016:
5% 11/15/32	4,815,000	5,213,788
5% 11/15/41	1,085,000	1,167,714
Series 2019 A, 5% 11/15/48	1,645,000	1,794,272
Series 2020 A, 4% 6/1/49	2,190,000	2,085,430
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	305,000	333,759
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	40,000	44,799
Portage Pub. Schools Series 2016:
5% 11/1/33	1,000,000	1,082,555
5% 11/1/36	1,250,000	1,353,194
5% 11/1/37	1,000,000	1,080,983
Warren Consolidated School District Series 2016:
5% 5/1/28	4,100,000	4,469,251
5% 5/1/29	4,230,000	4,600,904
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,300,000	1,389,219
5% 12/1/31	2,300,000	2,457,849
5% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	3,000,000	3,168,272
Series 2015 G:
5% 12/1/31	1,500,000	1,602,945
5% 12/1/32	1,500,000	1,602,945
5% 12/1/33	2,000,000	2,134,456
Series 2015, 5% 12/1/29	1,600,000	1,712,054
Series 2017 A:
5% 12/1/28	600,000	661,278
5% 12/1/29	550,000	602,779
5% 12/1/30	700,000	765,191
5% 12/1/33	350,000	379,926
5% 12/1/37	500,000	541,093
5% 12/1/37	270,000	292,190
Series 2017 C, 5% 12/1/28	1,100,000	1,215,318
TOTAL MICHIGAN		69,377,936
Minnesota - 1.4%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	7,080,000	7,655,273
5% 2/15/58	11,845,000	12,747,982
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/27	1,285,000	1,372,369
Series 2017:
4% 5/1/22	500,000	500,000
5% 5/1/23	500,000	513,616
5% 5/1/24	1,200,000	1,255,240
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A, 5% 11/15/25	1,365,000	1,468,124
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/29	1,000,000	1,090,676
5% 10/1/32	715,000	771,943
5% 10/1/33	875,000	943,790
5% 10/1/45	1,035,000	1,096,417
Minnesota Hsg. Fin. Agcy.:
Series B, 4% 8/1/41	1,345,000	1,391,382
Series D:
4% 8/1/38	2,400,000	2,517,545
4% 8/1/40	2,600,000	2,703,040
4% 8/1/41	1,705,000	1,763,796
4% 8/1/43	1,930,000	1,976,877
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	3,460,000	3,307,218
5% 5/1/48	4,325,000	4,652,768
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(d)	3,335,000	3,372,304
TOTAL MINNESOTA		51,100,360
Mississippi - 0.1%
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	3,215,000	3,163,490
5% 6/1/28	745,000	834,612
TOTAL MISSISSIPPI		3,998,102
Missouri - 1.0%
Cape Girardeau County Indl. Dev. Auth.:
(South Eastern Health Proj.) Series 2017 A, 5% 3/1/27	30,000	32,055
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/29	1,470,000	1,561,685
Kansas City San. Swr. Sys. Rev. Series 2018 B:
5% 1/1/26	240,000	260,535
5% 1/1/28	500,000	561,093
5% 1/1/33	475,000	528,412
Kansas City Spl. Oblig. (Downtown Streetcar Proj.) Series 2014 A:
5% 9/1/22	500,000	501,477
5% 9/1/23	400,000	401,182
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/39	1,260,000	1,337,971
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	400,000	403,474
3.25% 2/1/28	400,000	404,457
4% 2/1/40	400,000	400,546
5% 2/1/34	3,115,000	3,275,592
5% 2/1/36	1,200,000	1,257,342
5% 2/1/45	1,900,000	1,974,792
Series 2019 A:
4% 10/1/48	2,150,000	2,133,375
5% 10/1/46	4,225,000	4,632,308
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	575,000	586,578
Saint Louis Arpt. Rev.:
Series 2019 A:
5% 7/1/44	1,400,000	1,504,123
5% 7/1/49	1,150,000	1,227,773
Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	3,000,000	3,286,675
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	2,660,000	2,689,158
The Indl. Dev. Auth. of Hannibal (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	3,425,000	3,688,068
5% 10/1/47	2,125,000	2,272,101
TOTAL MISSOURI		34,920,772
Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	325,000	331,881
Nebraska - 0.9%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	14,295,000	14,605,510
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017, 4% 7/1/33	775,000	789,479
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/31	2,000,000	2,204,304
5% 9/1/32	3,735,000	4,111,208
5% 9/1/33	2,240,000	2,468,820
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2020 A, 3.5% 9/1/50	1,435,000	1,442,000
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,670,000	1,803,170
5% 1/1/34	1,000,000	1,076,846
Series 2016 B, 5% 1/1/32	5,000,000	5,398,712
TOTAL NEBRASKA		33,900,049
Nevada - 1.0%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	2,705,000	2,890,637
5% 9/1/42	6,665,000	7,092,452
Clark County Arpt. Rev. Series 2019 A, 5% 7/1/26	1,345,000	1,460,959
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2016 A:
5% 6/1/35	4,150,000	4,486,862
5% 6/1/36	6,000,000	6,482,227
Series 2016 B:
5% 6/1/34	7,495,000	8,106,381
5% 6/1/36	2,700,000	2,917,002
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	910,000	927,613
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/51	3,000,000	3,049,477
TOTAL NEVADA		37,413,610
New Hampshire - 1.2%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	5,040,984	5,196,681
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,000,000	2,187,940
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	1,300,000	1,444,684
5% 8/1/32	250,000	277,696
5% 8/1/34	3,000,000	3,334,060
5% 8/1/36	2,000,000	2,221,036
5% 8/1/37	2,400,000	2,664,711
Series 2018, 5% 8/1/35	2,750,000	3,053,368
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/41	2,100,000	2,293,771
Series 2017:
5% 7/1/36	1,200,000	1,287,470
5% 7/1/44	1,895,000	2,013,989
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/23	1,000,000	1,002,617
4% 7/1/32	900,000	900,098
Series 2016:
4% 10/1/38	1,165,000	1,167,042
5% 10/1/28	3,000,000	3,263,721
5% 10/1/32	5,160,000	5,578,018
5% 10/1/38	3,765,000	4,065,161
TOTAL NEW HAMPSHIRE		41,952,063
New Jersey - 4.8%
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	855,000	719,787
Series A, 5% 11/1/36	5,185,000	5,557,494
Series QQQ:
4% 6/15/34	800,000	792,154
4% 6/15/36	1,100,000	1,081,944
4% 6/15/39	1,000,000	972,136
4% 6/15/41	1,000,000	964,397
4% 6/15/46	1,500,000	1,414,947
4% 6/15/50	2,000,000	1,860,363
5% 6/15/31	1,100,000	1,204,207
5% 6/15/33	200,000	216,851
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	750,000	657,836
(New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	6,215,000	6,595,340
(Provident Montclair Proj.) Series 2017:
5% 6/1/27 (Assured Guaranty Muni. Corp. Insured)	40,000	44,332
5% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	60,000	66,262
5% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	45,000	49,579
Series 2013, 5% 3/1/25	700,000	713,176
Series 2014 PP, 5% 6/15/26	6,000,000	6,262,862
Series 2015 XX, 5% 6/15/26	15,000,000	15,911,228
Series 2016 AAA, 5% 6/15/41	2,510,000	2,649,680
Series LLL, 4% 6/15/49	2,810,000	2,620,954
Series MMM, 4% 6/15/36	800,000	786,868
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,625,000	2,849,316
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	2,830,000	2,961,276
4% 6/1/31	1,065,000	1,112,136
4% 6/1/32	715,000	745,319
5% 6/1/29	3,180,000	3,553,978
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/22 (Escrowed to Maturity)	155,000	155,898
5% 7/1/23 (Escrowed to Maturity)	550,000	567,492
5% 7/1/24 (Escrowed to Maturity)	460,000	484,149
5% 7/1/25 (Escrowed to Maturity)	1,055,000	1,132,792
5% 7/1/25 (Escrowed to Maturity)	495,000	531,499
5% 7/1/26 (Escrowed to Maturity)	155,000	169,576
5% 7/1/27 (Pre-Refunded to 7/1/26 @ 100)	235,000	257,099
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	685,000	749,415
5% 7/1/28 (Pre-Refunded to 7/1/27 @ 100)	35,000	38,291
5% 7/1/30	1,000,000	1,080,086
Series 2016:
4% 7/1/48	1,800,000	1,840,265
5% 7/1/41	2,190,000	2,349,061
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/24	580,000	614,946
5% 12/1/25	1,065,000	1,147,099
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	16,055,000	17,093,712
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	408,485
Series 2010 A, 0% 12/15/27	7,395,000	6,003,356
Series 2014 BB2, 5% 6/15/34	5,690,000	6,120,403
Series 2016 A:
5% 6/15/27	945,000	1,023,137
5% 6/15/28	3,225,000	3,475,063
5% 6/15/29	3,550,000	3,810,625
Series 2018 A:
5% 12/15/32	3,205,000	3,456,363
5% 12/15/34	1,000,000	1,071,520
Series 2021 A:
4% 6/15/38	540,000	527,755
5% 6/15/32	3,560,000	3,871,641
5% 6/15/33	1,000,000	1,078,076
Series 2022 A:
4% 6/15/41	4,900,000	4,725,545
4% 6/15/42	3,290,000	3,161,103
Series 2022 AA:
5% 6/15/29	8,000,000	8,763,942
5% 6/15/35	625,000	673,857
5% 6/15/36	7,325,000	7,881,350
5% 6/15/37	3,385,000	3,633,845
Series A:
4% 12/15/39	1,000,000	971,585
4.25% 12/15/38	2,485,000	2,492,775
Series AA:
4% 6/15/38	2,815,000	2,751,168
4% 6/15/45	6,000,000	5,691,866
5% 6/15/25	2,380,000	2,525,677
5% 6/15/29	1,340,000	1,345,770
5% 6/15/37	3,000,000	3,215,625
5% 6/15/50	3,345,000	3,525,784
TOTAL NEW JERSEY		172,782,118
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,280,000	1,295,798
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	115,000	113,043
5% 5/15/34	230,000	239,254
5% 5/15/39	170,000	175,280
5% 5/15/44	180,000	183,956
5% 5/15/49	355,000	361,309
Series 2019 B1, 2.625% 5/15/25	190,000	186,972
TOTAL NEW MEXICO		2,555,612
New York - 9.1%
Dorm. Auth. New York Univ. Rev.:
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	1,555,000	1,708,910
Series 2016 A:
5% 7/1/23	30,000	30,958
5% 7/1/25	70,000	74,612
5% 7/1/32	2,500,000	2,686,648
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/33	3,595,000	3,935,757
5% 2/15/39	10,000,000	10,887,171
5% 2/15/42	9,860,000	10,707,262
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017:
5% 9/1/33	500,000	550,615
5% 9/1/35	2,000,000	2,196,249
5% 9/1/36	1,135,000	1,244,613
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	17,050,000	17,481,085
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	4,770,000	5,198,608
New York City Gen. Oblig.:
Series 2015 C, 5% 8/1/27	1,600,000	1,699,671
Series 2016 C and D, 5% 8/1/28	1,500,000	1,618,667
Series 2016 E, 5% 8/1/28	2,550,000	2,774,565
Series 2021 A1, 5% 8/1/29	6,405,000	7,254,030
Series 2022 A1, 5% 8/1/47	53,135,000	58,408,048
New York City Transitional Fin. Auth. Rev.:
Series 2015 E1, 5% 2/1/41	1,615,000	1,698,943
Series 2016 A, 5% 5/1/40	1,950,000	2,090,388
Series 2017 B, 5% 8/1/40	2,000,000	2,151,211
Series 2019 B1, 5% 8/1/34	2,000,000	2,193,673
Series E, 5% 2/1/43	4,155,000	4,458,502
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	7,205,000	7,706,670
5% 11/15/29	5,000,000	5,341,203
New York Dorm. Auth. Rev. Series 2022 A:
5% 7/1/33	700,000	791,707
5% 7/1/34	1,450,000	1,621,370
5% 7/1/38	1,890,000	2,078,670
5% 7/1/42	1,250,000	1,367,464
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A:
5% 3/15/31	4,400,000	4,779,753
5% 3/15/32	1,945,000	2,111,204
5% 3/15/34	3,200,000	3,467,977
Series 2018 C, 5% 3/15/38	8,285,000	8,986,355
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	9,500,000	9,634,549
Series 2014 B, 5.25% 11/15/44	2,215,000	2,296,019
Series 2016 C1, 5% 11/15/56	2,000,000	2,086,196
Series 2017 C-2:
0% 11/15/29	2,275,000	1,741,398
0% 11/15/33	5,600,000	3,567,802
Series 2017 D, 5% 11/15/30	5,000,000	5,358,900
Series 2020 D:
4% 11/15/46	33,385,000	32,006,787
4% 11/15/47	2,335,000	2,229,530
New York State Dorm. Auth. Series 2021 E, 4% 3/15/45	12,820,000	12,757,009
New York State Urban Dev. Corp.:
Series 2020 C, 5% 3/15/47	4,600,000	5,029,941
Series 2020 E:
4% 3/15/37	7,700,000	7,756,215
4% 3/15/44	24,275,000	24,158,431
4% 3/15/45	19,700,000	19,516,000
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	3,700,000	4,024,109
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	3,130,000	3,404,178
Series 2017 C, 5% 3/15/31	2,375,000	2,604,272
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/32 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,044,346
5% 12/1/25 (Assured Guaranty Muni. Corp. Insured)	630,000	653,973
5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	1,500,000	1,692,750
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (d)	600,000	508,375
5.375% 11/1/54 (d)	1,020,000	833,973
Triborough Bridge & Tunnel Auth. Series 2021 A1, 5% 5/15/51	4,300,000	4,707,590
TOTAL NEW YORK		326,914,902
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Series 194, 5.25% 10/15/55	3,365,000	3,610,412
North Carolina - 1.6%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 5% 6/1/46	2,380,000	2,639,596
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	2,000,000	2,175,971
5% 7/1/42	2,875,000	3,101,967
Series 2017 C:
4% 7/1/36	1,500,000	1,531,144
4% 7/1/37	1,500,000	1,526,499
5% 7/1/29	2,575,000	2,828,662
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	220,000	245,431
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100)	3,500,000	3,904,583
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	1,820,000	2,030,383
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2019 A:
5% 12/1/29	1,390,000	1,551,099
5% 12/1/30	1,440,000	1,602,098
5% 12/1/32	1,095,000	1,213,611
5% 12/1/33	800,000	885,379
Series 2021 A:
4% 3/1/36	900,000	786,280
4% 3/1/51	1,895,000	1,459,167
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2015 A, 5% 1/1/28	3,500,000	3,759,716
Series 2015 C, 5% 1/1/29	8,000,000	8,604,662
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019:
4% 1/1/55	3,225,000	3,116,291
5% 1/1/43	4,500,000	4,826,264
5% 1/1/44	5,610,000	6,002,351
5% 1/1/49	2,000,000	2,125,681
TOTAL NORTH CAROLINA		55,916,835
Ohio - 3.1%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	4,200,000	4,449,459
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A:
5% 2/15/38	1,500,000	1,654,200
5% 2/15/39	1,000,000	1,107,637
5% 2/15/44	3,150,000	3,432,357
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	4,000,000	4,249,712
Series 2016, 5% 2/15/46	1,280,000	1,351,029
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	6,145,709
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
5% 6/1/27	2,250,000	2,411,112
5% 6/1/29	4,100,000	4,439,731
5% 6/1/34	1,210,000	1,296,235
Series 2020 B2, 5% 6/1/55	5,250,000	5,105,650
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	500,000	527,018
5% 1/1/27 (Assured Guaranty Muni. Corp. Insured)	2,175,000	2,292,527
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,052,984
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	2,000,000	2,238,926
5% 10/1/37	1,250,000	1,397,325
5% 10/1/38	1,500,000	1,674,645
Columbus City School District Series 2016 A, 5% 12/1/32	1,000,000	1,088,002
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	70,000	71,019
5% 6/15/26	75,000	76,006
5% 6/15/27	80,000	80,979
5% 6/15/28	85,000	85,922
5.25% 6/15/43	5,000,000	5,050,705
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	8,235,000	8,841,403
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	1,966,789
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	65,000	69,857
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	11,070,000	11,572,001
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/27	170,000	170,995
5% 2/15/44	1,900,000	1,901,837
5% 2/15/48	4,400,000	4,401,081
Ohio Gen. Oblig. Series 2018 A, 5% 6/15/37	3,470,000	3,749,710
Ohio Higher Edl. Facility Commission Rev. Series 2019, 4% 10/1/44	1,775,000	1,781,399
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/31	2,500,000	2,761,302
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	825,000	801,288
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	440,000	454,352
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	2,489,158
(Infrastructure Projs.) Series 2022 A:
5% 2/15/30 (e)	4,730,000	5,297,829
5% 2/15/39 (e)	1,270,000	1,424,599
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	1,265,000	1,362,671
Series 2019, 5% 2/15/29	2,680,000	2,922,772
Univ. of Akron Gen. Receipts Series 2019 A:
4% 1/1/28	3,700,000	3,881,356
5% 1/1/30	1,800,000	2,022,835
Wood County Hosp. Facilities Rev. (Wood County Hosp. Proj.) Series 2012:
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	280,000	285,418
5% 12/1/32 (Pre-Refunded to 12/1/22 @ 100)	140,000	142,709
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	355,000	361,869
5% 12/1/42 (Pre-Refunded to 12/1/22 @ 100)	175,000	178,386
TOTAL OHIO		110,120,505
Oklahoma - 0.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,105,000	1,170,386
5% 10/1/32	1,100,000	1,179,798
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/27	30,000	31,371
5% 8/15/28	30,000	31,477
5% 8/15/29	10,000	10,389
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,685,000	1,750,945
TOTAL OKLAHOMA		4,174,366
Oregon - 0.6%
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	5,535,000	5,636,093
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	1,076,537
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/33	1,080,000	1,191,093
5% 6/15/35	3,135,000	3,451,198
5% 6/15/36	3,000,000	3,301,082
5% 6/15/37	4,000,000	4,399,443
5% 6/15/38	3,000,000	3,295,089
TOTAL OREGON		22,350,535
Pennsylvania - 5.5%
Allegheny County Arpt. Auth. Rev. Series 2021 B:
5% 1/1/51	5,665,000	6,109,122
5% 1/1/56	12,495,000	13,420,214
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 4% 7/15/36	2,500,000	2,528,602
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	1,370,000	1,148,047
4% 12/1/41	2,260,000	1,758,648
4.25% 12/1/50	2,515,000	1,883,653
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/37	1,470,000	1,550,481
5% 7/1/39	2,930,000	3,067,933
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	1,000,000	1,091,442
5% 7/15/38	1,000,000	1,096,000
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/24	1,000,000	1,058,323
Coatesville Area School District Series 2017:
5% 8/1/22 (Assured Guaranty Muni. Corp. Insured)	235,000	237,003
5% 8/1/22 (Escrowed to Maturity)	25,000	25,221
5% 8/1/23 (Assured Guaranty Muni. Corp. Insured)	450,000	465,009
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,330,000	1,424,721
Delaware County Auth. Rev. Series 2017, 5% 7/1/26	1,180,000	1,204,330
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	830,000	868,241
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	3,295,000	3,488,415
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
4% 7/1/37	2,000,000	2,009,720
4% 7/1/38	2,180,000	2,184,543
4% 7/1/39	2,500,000	2,496,778
5% 7/1/44	2,500,000	2,725,190
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	1,832,525
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	2,355,000	2,426,277
Series 2016 A:
5% 10/1/28	40,000	42,737
5% 10/1/29	45,000	47,977
5% 10/1/30	4,350,000	4,624,208
5% 10/1/32	140,000	147,822
5% 10/1/36	4,655,000	4,860,518
5% 10/1/40	2,545,000	2,627,855
Series 2019, 4% 9/1/44	5,165,000	5,087,470
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	7,240,000	7,001,816
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	750,000	825,666
5% 7/1/36	1,000,000	1,099,445
5% 7/1/37	800,000	877,988
5% 7/1/38	750,000	822,504
5% 7/1/43	2,000,000	2,179,095
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	1,585,000	1,677,359
Series 2016:
5% 5/1/29	1,000,000	1,066,245
5% 5/1/31	1,000,000	1,062,137
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of The City of Harrisburg Proj.) Series 2016 A:
5% 12/1/29	4,865,000	5,318,937
5% 12/1/29 (Pre-Refunded to 12/1/26 @ 100)	765,000	844,685
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 A, 4% 12/1/50	18,000,000	16,930,409
Philadelphia Arpt. Rev. Series 2017 A:
5% 7/1/28	500,000	548,073
5% 7/1/29	500,000	546,748
5% 7/1/30	550,000	599,904
5% 7/1/31	600,000	653,048
5% 7/1/32	550,000	596,201
5% 7/1/33	600,000	649,517
5% 7/1/42	2,390,000	2,564,605
5% 7/1/47	2,000,000	2,122,901
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	11,090,000	11,526,106
Philadelphia Gas Works Rev.:
Series 16 A, 4% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	2,315,000	2,269,226
Series 2015:
5% 8/1/26	1,000,000	1,074,837
5% 8/1/27	1,000,000	1,074,514
5% 8/1/28	2,000,000	2,141,935
Philadelphia Gen. Oblig. Series 2019 B:
5% 2/1/33	1,600,000	1,789,451
5% 2/1/36	1,485,000	1,655,707
5% 2/1/37	1,915,000	2,132,184
Philadelphia School District:
Series 2016 F, 5% 9/1/29	3,475,000	3,762,420
Series 2018 A:
5% 9/1/34	1,450,000	1,595,448
5% 9/1/35	1,000,000	1,099,215
Series 2018 B, 5% 9/1/43	1,395,000	1,513,983
Series 2019 A:
4% 9/1/35	2,305,000	2,387,625
4% 9/1/36	2,000,000	2,056,449
5% 9/1/31	1,165,000	1,297,314
5% 9/1/33	2,060,000	2,341,788
5% 9/1/33	6,870,000	7,623,056
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/35	1,125,000	1,246,815
5% 12/15/37	500,000	553,867
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 B, 5% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,309,689
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	1,795,000	1,868,431
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	1,490,000	1,459,332
4% 6/1/49	3,545,000	3,404,613
5% 6/1/44	2,595,000	2,843,400
5% 6/1/49	4,145,000	4,499,939
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	735,000	784,986
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	1,000,000	1,081,115
5% 8/1/38	3,205,000	3,458,742
5% 8/1/48	2,850,000	3,051,769
TOTAL PENNSYLVANIA		195,430,264
Puerto Rico - 0.0%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1, 5.625% 7/1/27	1,150,000	1,218,256
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,875,000	5,132,966
5% 9/1/36	185,000	192,809
Series 2016, 5% 5/15/39	3,285,000	3,467,534
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	1,050,000	1,069,533
Series 2021 74, 3% 4/1/49	5,390,000	5,310,522
TOTAL RHODE ISLAND		15,173,364
South Carolina - 1.8%
Charleston County Arpt. District Series 2019:
5% 7/1/43	1,600,000	1,740,696
5% 7/1/48	12,000,000	12,959,030
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	1,550,000	1,583,139
Series 2022 A:
5% 1/1/29	300,000	333,638
5% 7/1/29	500,000	558,912
5% 1/1/30	500,000	558,654
5% 7/1/30	550,000	617,484
5% 1/1/31	550,000	617,308
5% 7/1/31	565,000	636,069
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/32	4,320,000	4,822,896
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 B:
5% 12/1/35	3,630,000	3,890,803
5% 12/1/36	5,445,000	5,832,033
Series 2016 C:
5% 12/1/24	515,000	544,576
5% 12/1/25	600,000	645,828
5% 12/1/26	1,000,000	1,094,207
5% 12/1/27	1,600,000	1,745,668
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	9,915,000	9,796,297
4% 4/15/48	6,915,000	6,689,330
5% 4/15/48	9,380,000	10,032,044
TOTAL SOUTH CAROLINA		64,698,612
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B, 5% 11/1/44	5,000,000	5,197,972
Series 2017:
5% 7/1/30	850,000	937,559
5% 7/1/35	725,000	797,854
TOTAL SOUTH DAKOTA		6,933,385
Tennessee - 0.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1, 4% 8/1/44	1,800,000	1,717,358
Series 2019 A2:
5% 8/1/37	860,000	934,369
5% 8/1/44	1,190,000	1,282,517
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/25	1,000,000	1,026,221
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	2,590,000	2,361,491
5.25% 10/1/58	7,775,000	8,188,718
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/25	1,300,000	1,386,271
5% 5/1/27	1,230,000	1,354,355
5% 5/1/29	1,240,000	1,345,499
5% 5/1/30	2,395,000	2,593,010
5% 5/1/31	1,260,000	1,361,151
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	6,645,000	6,698,710
TOTAL TENNESSEE		30,249,670
Texas - 6.5%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	4,010,000	4,381,207
Central Reg'l. Mobility Auth.:
Series 2020 A, 5% 1/1/49	3,940,000	4,171,612
Series 2020 B, 5% 1/1/45	1,750,000	1,861,691
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/27	1,885,000	2,056,014
Dallas Area Rapid Transit Sales Tax Rev. Series 2020 A, 5% 12/1/45	1,435,000	1,598,865
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2020 B:
4% 11/1/34	3,410,000	3,464,859
4% 11/1/35	3,030,000	3,074,878
Series 2021 B, 5% 11/1/43	5,860,000	6,421,920
Garland Elec. Util. Sys. Rev. Series 2021 A:
4% 3/1/46	1,800,000	1,831,943
4% 3/1/51	2,250,000	2,262,744
Grand Parkway Trans. Corp.:
Series 2018 A:
5% 10/1/36	5,000,000	5,483,908
5% 10/1/37	10,000,000	10,950,420
5% 10/1/43	5,500,000	5,950,511
Series 2020 C, 4% 10/1/49	2,900,000	2,853,682
Harris County Toll Road Rev. (Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	2,000,000	2,227,478
Houston Arpt. Sys. Rev. Series 2018 D:
5% 7/1/29	1,900,000	2,114,646
5% 7/1/30	2,500,000	2,766,814
5% 7/1/31	2,250,000	2,475,990
5% 7/1/32	2,000,000	2,197,489
5% 7/1/39	7,080,000	7,667,706
Houston Gen. Oblig. Series 2017 A, 5% 3/1/29	1,080,000	1,188,270
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	1,485,000	1,555,159
Series 2016 B, 5% 11/15/33	1,400,000	1,525,240
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/33	1,055,000	1,127,068
5% 10/15/34	1,670,000	1,784,751
5% 10/15/35	1,215,000	1,296,535
5% 10/15/44	835,000	892,711
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2018:
5% 5/15/33	4,510,000	4,989,532
5% 5/15/35	2,125,000	2,347,169
Series 2015 B:
5% 5/15/30	4,500,000	4,788,562
5% 5/15/31	7,200,000	7,650,906
Series 2015 D:
5% 5/15/27	1,500,000	1,607,034
5% 5/15/29	2,150,000	2,299,516
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/28	1,500,000	1,663,337
5% 8/15/47	1,205,000	1,316,379
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	2,100,000	2,235,886
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,425,000	1,524,243
5% 1/1/34	1,000,000	1,079,691
5% 1/1/35	1,300,000	1,402,428
5% 1/1/36	1,200,000	1,293,470
5% 1/1/37	4,705,000	5,067,252
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	265,000	283,361
5% 1/1/31	370,000	394,576
5% 1/1/33	1,500,000	1,620,888
Series 2014:
5% 1/1/23	575,000	587,106
5% 1/1/23 (Escrowed to Maturity)	375,000	383,021
5% 1/1/24	180,000	187,650
Series 2015 A, 5% 1/1/32	1,550,000	1,626,845
Series 2015 B, 5% 1/1/31	7,115,000	7,484,515
Series 2016 A:
5% 1/1/32	3,000,000	3,196,052
5% 1/1/39	1,000,000	1,059,658
Series 2017 A, 5% 1/1/43	4,100,000	4,403,263
Series 2018, 0% 1/1/29 (Assured Guaranty Corp. Insured)	15,110,000	12,077,151
San Antonio Elec. & Gas Sys. Rev. Series 2017:
5% 2/1/32	1,250,000	1,377,689
5% 2/1/34	1,500,000	1,649,393
San Antonio Independent School District Series 2016, 5% 8/15/31	2,010,000	2,196,852
Southwest Higher Ed. Auth. Rev.:
(Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/40	3,525,000	3,818,141
5% 10/1/45	4,000,000	4,329,201
(Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/32	750,000	833,596
5% 10/1/41	1,500,000	1,655,559
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2015, 5% 9/1/30	5,000,000	5,239,070
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A:
5% 2/15/25	395,000	421,332
5% 2/15/41	8,335,000	9,011,558
Series 2018 B, 5% 7/1/43	1,400,000	1,505,188
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	3,529,313	3,249,775
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	3,290,000	3,361,975
Series A, 3.5% 3/1/51	2,925,000	2,934,303
Texas Gen. Oblig. Series 2016, 5% 4/1/41	3,120,000	3,339,364
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 12/31/36	2,035,000	2,055,023
4% 6/30/37	3,000,000	3,025,962
4% 12/31/37	4,000,000	4,028,754
4% 12/31/38	2,250,000	2,260,453
Texas State Univ. Sys. Fing. Rev.:
Series 2017 A:
5% 3/15/28	3,045,000	3,363,939
5% 3/15/31	2,000,000	2,193,213
Series 2019 A:
4% 3/15/34	2,250,000	2,358,078
4% 3/15/35	2,000,000	2,081,068
Texas Wtr. Dev. Board Rev. Series 2018 B, 5% 4/15/49	1,870,000	2,044,516
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/30	3,145,000	3,403,100
5% 2/15/33	3,500,000	3,781,994
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	940,000	1,030,729
TOTAL TEXAS		234,303,427
Utah - 1.2%
Salt Lake City Arpt. Rev.:
Series 2017 B:
5% 7/1/34	1,640,000	1,773,645
5% 7/1/35	1,500,000	1,620,838
5% 7/1/36	1,500,000	1,619,646
5% 7/1/37	1,000,000	1,079,000
5% 7/1/47	1,525,000	1,622,399
Series 2018 B:
5% 7/1/43	3,000,000	3,217,154
5% 7/1/48	3,000,000	3,196,328
Series 2021 B:
5% 7/1/46	5,535,000	6,034,997
5% 7/1/51	22,305,000	24,173,543
TOTAL UTAH		44,337,550
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,400,000	2,480,687
5% 10/15/46	2,800,000	2,879,543
TOTAL VERMONT		5,360,230
Virginia - 0.9%
Chesapeake Gen. Oblig. Series 2020 A:
5% 8/1/34	1,185,000	1,374,565
5% 8/1/35	1,305,000	1,511,831
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/26	1,960,000	2,052,282
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	370,000	366,797
Series 2016:
4% 6/15/37	345,000	345,887
5% 6/15/28	1,000,000	1,080,993
5% 6/15/33	225,000	241,055
5% 6/15/36	1,000,000	1,069,361
Virginia College Bldg. Auth. Edl. Facilities Rev. (21St Century Collage and Equip. Programs) Series 2021 A, 4% 2/1/35	17,055,000	17,912,764
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/32	475,000	523,356
5% 5/15/33	2,000,000	2,200,392
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,500,000	2,670,526
TOTAL VIRGINIA		31,349,809
Washington - 2.4%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,480,000	1,216,550
Port of Seattle Rev. Series 2016:
5% 2/1/25	1,250,000	1,329,577
5% 2/1/28	2,000,000	2,168,610
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	1,000,000	1,090,563
5% 1/1/38	1,000,000	1,089,653
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	1,500,000	1,586,903
5% 2/1/34	2,400,000	2,537,741
Series 2017 D, 5% 2/1/33	2,100,000	2,300,706
Series 2018 D, 5% 8/1/33	5,450,000	6,020,692
Series R-2017 A:
5% 8/1/27	945,000	1,036,958
5% 8/1/28	945,000	1,034,168
5% 8/1/30	945,000	1,029,803
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/29	405,000	446,233
5% 7/1/31	860,000	942,777
5% 7/1/34	2,645,000	2,885,293
5% 7/1/35	2,350,000	2,558,558
5% 7/1/36	2,250,000	2,445,306
5% 7/1/42	9,220,000	9,908,601
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/30	1,200,000	1,325,987
5% 10/1/31	1,500,000	1,651,897
5% 10/1/32	1,035,000	1,136,685
5% 10/1/33	2,500,000	2,738,469
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	2,250,000	2,413,006
5% 8/15/30	1,000,000	1,069,730
Series 2015, 5% 1/1/26 (Pre-Refunded to 7/1/25 @ 100)	2,000,000	2,144,324
Series 2017 B, 4% 8/15/41	7,250,000	7,315,324
Series 2019 A1:
5% 8/1/34	1,895,000	2,065,034
5% 8/1/37	1,000,000	1,086,476
Series 2019 A2:
5% 8/1/35	2,855,000	3,107,646
5% 8/1/39	1,120,000	1,213,195
Series 2020, 5% 9/1/55	10,080,000	10,868,793
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,600,000	1,705,674
5% 10/1/35	1,000,000	1,065,291
5% 10/1/40	1,625,000	1,722,886
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (d)	100,000	96,912
5% 7/1/33 (d)	325,000	325,710
5% 7/1/38 (d)	100,000	98,901
5% 7/1/48 (d)	300,000	285,689
TOTAL WASHINGTON		85,066,321
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/33	1,840,000	2,006,607
Wisconsin - 1.7%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 4% 1/1/45	1,500,000	1,468,637
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	610,000	632,614
5.25% 10/1/48	610,000	629,799
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	6,165,000	6,738,833
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (d)	530,000	539,833
5% 5/15/28 (d)	580,000	586,414
5.25% 5/15/37 (d)	190,000	192,340
5.25% 5/15/42 (d)	235,000	237,373
5.25% 5/15/47 (d)	235,000	236,958
5.25% 5/15/52 (d)	435,000	437,856
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	515,000	518,908
5% 10/1/48 (d)	660,000	661,765
5% 10/1/53 (d)	1,710,000	1,709,923
Roseman Univ. of Health:
Series 2020, 5% 4/1/50 (d)	1,085,000	1,108,411
Series 2021 A, 4.5% 6/1/56 (d)	12,925,000	10,359,623
Series 2021 B, 6.5% 6/1/56 (d)	3,825,000	3,230,196
Wisconsin Health & Edl. Facilities:
Series 2014:
4% 5/1/33	1,475,000	1,477,640
5% 5/1/23	1,410,000	1,446,990
5% 5/1/25	775,000	808,326
Series 2015, 5% 12/15/44	10,000,000	10,391,500
Series 2017 A:
5% 9/1/30 (Pre-Refunded to 9/1/27 @ 100)	1,270,000	1,409,144
5% 9/1/32 (Pre-Refunded to 9/1/27 @ 100)	1,100,000	1,220,518
Series 2019 A:
2.25% 11/1/26	1,055,000	1,057,504
5% 11/1/39	4,210,000	4,251,907
Series 2019 B1, 2.825% 11/1/28	1,190,000	1,092,725
Series 2019 B2, 2.55% 11/1/27	760,000	761,457
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012:
5% 10/1/24	1,400,000	1,419,920
5% 6/1/27	1,000,000	1,003,873
5% 6/1/39	1,190,000	1,193,027
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29	3,000,000	3,328,392
TOTAL WISCONSIN		60,152,406
TOTAL MUNICIPAL BONDS (Cost $3,595,550,501)		3,471,041,856

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 0.41% (g)(h) (Cost $114,387,310)	114,356,141	114,390,431

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,709,937,811)	3,585,432,287
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,618,343)
NET ASSETS - 100.0%	3,583,813,944

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,061,297 or 1.3% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Tax-Free Cash Central Fund 0.46%	70,108,427	441,611,004	397,329,000	59,470	3,874	(3,874)	114,390,431	7.2%
Total	70,108,427	441,611,004	397,329,000	59,470	3,874	(3,874)	114,390,431

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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